PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT [abstract]
Disclosure of property, plant and equipment

18.   PROPERTY, PLANT AND EQUIPMENT

		Oil and	Equipment,
	Plants and	gas	machinery
	buildings	properties	and others	Total
	RMB	RMB	RMB	RMB
Cost:
Balance as of January 1, 2017	114,920	650,685	892,936	1,658,541
Additions	854	1,627	11,983	14,464
Transferred from construction in progress	6,789	19,881	54,605	81,275
Reclassifications	(673)	(50)	723	—
Reclassification to lease prepayments and other long-term assets	(859)	(1,702)	(8,751)	(11,312)
Disposals	(878)	(211)	(10,985)	(12,074)
Exchange adjustments	(140)	(2,573)	(199)	(2,912)
Balance as of December 31, 2017	120,013	667,657	940,312	1,727,982

Balance as of January 1, 2018	120,013	667,657	940,312	1,727,982
Additions	221	1,567	3,856	5,644
Transferred from construction in progress	3,741	24,366	45,103	73,210
Reclassifications	1,634	138	(1,772)	—
Reclassification to lease prepayments and other long-term assets	(483)	—	(3,828)	(4,311)
Disposals	(3,183)	(146)	(18,323)	(21,652)
Exchange adjustments	98	2,142	147	2,387
Balance as of December 31, 2018	122,041	695,724	965,495	1,783,260

Accumulated depreciation:
Balance as of January 1, 2017	48,572	435,561	483,814	967,947
Depreciation for the year	4,075	55,057	46,585	105,717
Impairment losses for the year	554	8,832	10,450	19,836
Reclassifications	(122)	(77)	199	—
Reclassification to lease prepayments and other long-term assets	(238)	(1,305)	(2,682)	(4,225)
Disposals	(584)	(195)	(9,079)	(9,858)
Exchange adjustments	(57)	(2,056)	(96)	(2,209)
Balance as of December 31, 2017	52,200	495,817	529,191	1,077,208

Balance as of January 1, 2018	52,200	495,817	529,191	1,077,208
Depreciation for the year	4,038	48,616	47,250	99,904
Impairment losses for the year	274	4,027	1,848	6,149
Reclassifications	494	76	(570)	—
Reclassification to lease prepayments and other long-term assets	(120)	—	(1,390)	(1,510)
Disposals	(1,795)	(125)	(16,331)	(18,251)
Exchange adjustments	43	1,877	78	1,998
Balance as of December 31, 2018	55,134	550,288	560,076	1,165,498

Net book value:
Balance as of January 1, 2017	66,348	215,124	409,122	690,594
Balance as of December 31, 2017	67,813	171,840	411,121	650,774
Balance as of December 31, 2018	66,907	145,436	405,419	617,762

Note:

The additions to the oil and gas properties of the Group for the years ended December 31, 2017 and 2018 included RMB 1,627 and RMB 1,567 respectively, of the estimated dismantlement costs for site restoration (Note 30).

As of December 31, 2017 and 2018, the Group had no individually significant fixed assets which were pledged.

As of December 31, 2017 and 2018, the Group had no individually significant fixed assets which were temporarily idle or pending for disposal.

As of December 31, 2017 and 2018, the Group had no individually significant fully depreciated fixed assets which were still in use.